Members’ equity (deficit) and Stockholders’ equity (deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Members’ equity (deficit) and Stockholders’ equity (deficit)

Note 8—Stockholders’ (deficit) equity

The table set forth below reflects information about the Company’s equity as of June 30, 2023.

Schedule of stockholders equity
	Authorized	Issued	Outstanding
Class A Common Stock	690,000,000	229,818,370	229,818,370
Class V Common Stock	275,000,000	35,402,821	35,402,821
Preferred Stock	10,000,000	-	-
Total shares as of June 30, 2023	975,000,000	265,221,191	265,221,191

The table set forth below reflects information about the Company’s equity as of December 31, 2022.

	Authorized	Issued	Outstanding
Class A Common Stock	690,000,000	55,886,692	55,886,692
Class V Common Stock	275,000,000	115,463,646	115,463,646
Preferred Stock	10,000,000	-	-
Total shares as of December 31, 2022	975,000,000	171,350,338	171,350,338

Each share of Class A Common Stock and Class V Common Stock entitles the holder one vote per share. Only holders of Class A Common Stock have the right to receive dividend distributions. In the event of liquidation, dissolution or winding up of the affairs of the Company, only holders of Class A Common Stock have the right to receive liquidation proceeds, while the holders of Class V Common Stock are entitled to only the par value of their shares. The holders of Class V Common Stock have the right to exchange Class V Common Stock for an equal number of shares of Class A Common Stock. The Company’s board of directors has discretion to determine the rights, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, of each series of preferred stock.

During the six months ended June 30, 2023, 80,060,825 shares of Class V Common Stock were exchanged to the equal number of shares of Class A Common Stock.

Note 9—Members’ equity (deficit) and Stockholders’ equity (deficit)

Members’ equity (deficit) – Prior to the Mergers, the membership structure of Holdings LLC included units that had liquidation preferences. The table below reflects information about Holdings LLC’s membership structure as of August 15, 2022, immediately before the Closing and as of December 31, 2021.

Schedule of immediately before the Closing
	Authorized as of		Held by Members as of
	August 15, 2022	December 31, 2021	August 15, 2022	December 31, 2021
Common units	34,438,298	34,438,298	13,452,262	9,440,108
Series A Preferred	4,834,906	4,834,906	4,834,906	4,834,906
Series B Preferred	6,820,450	6,820,450	6,774,923	6,774,923
Series C Preferred	3,142,815	3,142,815	3,141,500	3,141,500
Series D Preferred	2,816,403	2,816,403	2,787,707	2,787,707
Series E Preferred	7,451,981	7,451,981	6,530,128	6,530,128
	59,504,853	59,504,853	37,521,426	33,509,272

The founding member held 8,278,000 common units.

During 2021, Holdings LLC received $32.5 million from warrant holders in exchange for 1,083,008 Series E preferred units.

Under the terms of the LLC Operating Agreement, allocations of profits, losses, capital gains, and distributions were in the following priorities:

Profits and Losses – After giving effect to any required regulatory allocations, net profits and net losses (and to the extent necessary, individual items of income, gain, loss, deduction, or credit) of Holdings LLC shall be allocated to and among the members in a manner such that, as of the end of each allocation period, the sum of (i) the capital account of each member, (ii) each member’s share of partnership minimum gain (as determined in accordance with Treasury Regulations Section 1.704-2(g)), and (iii) each member’s partner nonrecourse debt minimum gain, shall be equal, as nearly as possible, to the respective net amounts that would be distributed to such member if Holdings LLC were dissolved, its affairs wound up and its assets sold for cash equal to their book value, all Holdings LLC liabilities were satisfied (limited with respect to each nonrecourse liability to the book value of the assets securing such liability), and the net assets of Holdings LLC were distributed in accordance with the LLC Operating Agreement to the members immediately after making such allocations.

Distributions – Distributable cash from operations shall be distributed to the members as follows:

First, to members for tax distributions based on the highest applicable individual income tax rate applied to the allocation of net taxable income.

Second, to preferred unit holders on a pro rata basis until each preferred unit holder has received aggregate distributions in full repayment of their capital contributions.

Last, to preferred and common unit holders pro rata according to the number of units held by each member.

The LLC Operating Agreement also contained provisions governing the sale of the founding member’s interest in certain circumstances. The LLC Operating Agreement also provided for certain limitations of liability of operating managers upon good faith distributions of funds in accordance with the LLC Operating Agreement and limited each member’s liability to their respective capital contribution.

Stockholders’ equity (deficit) – Upon closing of the Mergers on August 15, 2022, as discussed in Note 3, the Company’s capital stock consisted of (i) shares of Class A Common Stock issued as a result of the automatic conversion of Founder Class A Shares on a one-for-one basis, (ii) shares of Class A Common Stock issued to the PIPE Investors, (iii) shares of Class A Common Stock issued to the Blocked Unitholders and (iv) shares of Class V Common Stock issued to the Rubicon Continuing Unitholders.

The table set forth below reflects information about the Company’s equity as of December 31, 2022. The Earn-Out Interests are considered contingently issuable shares and therefore excluded from the number of shares of Class A Common Stock and Class V Common Stock issued and outstanding in the table below.

Schedule of Stockholders Equity
	Authorized	Issued	Outstanding
Class A Common Stock	690,000,000	55,886,692	55,886,692
Class V Common Stock	275,000,000	115,463,646	115,463,646
Preferred Stock	10,000,000	-	-
Total shares as of December 31, 2022	975,000,000	171,350,338	171,350,338

Each share of Class A Common Stock and Class V Common Stock entitles the holder one vote per share. Only holders of Class A Common Stock have the right to receive dividend distributions. In the event of liquidation, dissolution or winding up of the affairs of the Company, only holders of Class A Common Stock have the right to receive liquidation proceeds, while the holders of Class V Common Stock are entitled to only the par value of their shares. The holders of Class V Common Stock have the right to exchange Class V Common Stock for an equal number of shares of Class A Common Stock. The Company’s board of directors has discretion to determine the rights, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, of each series of preferred stock.